Segment Reporting (TABLES)	3 Months Ended
Aug. 31, 2012
Segment Reporting
Segment Reporting

                                                                                                                Three Month Periods Ended

Revenue:	August 31, 2012	August 31, 2011
North America	$1,198	$1,088
Europe	333	395
Asia	166	130
Eliminations	(127)	(49)
Consolidated Total	$1,570	$1,564

Long Lived Assets:	As of August 31, 2012	As of May 31, 2012
North America	$4,845	$4,769
Europe	116	119
Consolidated Total	$4,961	$4,888